Financial Instruments and Risk Management (Tables)	3 Months Ended
Jan. 31, 2023
Financial Instruments and Risk Management [Abstract]
Schedule of assets and liabilities measured at fair value
	Fair Value Measurements Using
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance January 31, 2023
Short-term investment	$180,225	$–	$–	$180,225

	Fair Value Measurements Using
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance October 31, 2022
Short-term investment	$264,449	$–	$–	$264,449
Derivative liability	–	396,597	–	396.597

Schedule of foreign currency exchange risk on net working capital
Cash	$4,491,696
Amounts receivable	161,758
Accounts payable and accrued liabilities	(888,123)
Due to related parties	(112,957)
Total foreign currency financial assets and liabilities	$3,652,374

Impact of a 10% strengthening or weakening of foreign exchange rate	$365,237

Schedule of contractual maturities of financial liabilities
January 31, 2023	Total	Within 1 year	Within 2-5 years

Accounts payable and accrued liabilities	$900,872	$900,872	$–
Due to related parties	143,832	143,832	–
Lease liability	27,017	27,017	–
	$1,071,721	$1,071,721	$–

October 31, 2022	Total	Within 1 year	Within 2-5 years

Accounts payable and accrued liabilities	$1,906,706	$1,906,706	$–
Due to related parties	281,844	281,844	–
Derivative liability	396,597	396,597
Lease liability	52,399	52,399
	$2,637,546	$2,637,546	$–